Condensed Consolidated Statements of Income (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Decline in fair value	¥ 81	¥ 95
Other comprehensive income-net	4	13
Total credit losses	¥ 85	¥ 108